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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - September 30, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 100.6%
	Consumer Services - 7.6%
95,000	eBay Inc.*	$3,706,900
3,000	Google, Inc-Class A*	1,701,810
103,000	Intuit Inc	3,120,900

	Consumer Discretionary - 24.8%
50,000	Abercrombie & Fitch Co-Class A	4,035,000
119,200	American Eagle Outfitters, Inc	3,136,152
98,000	Bed Bath & Beyond Inc*	3,343,760
87,000	Best Buy Co, Inc	4,003,740
90,000	Home Depot Inc	2,919,600
110,000	Lowe's Cos, Inc	3,082,200
60,000	Target Corp	3,814,200
100,000	Williams Sonoma Co	3,262,000

	Exchange Traded Funds - 2.8%
60,000	Powershares QQQQ	3,084,600

	Energy - 2.8%
23,000	Apache Corp	2,071,380
21,000	Unit Corp*	1,016,400

	Financials - 17.8%
20,000	Affiliated Managers Group Inc*	2,550,200
50,000	Capital One Financial Corp	3,321,500
90,000	Citigroup, Inc.	4,200,300
100,000	Countrywide Financial Corp	1,901,000
15,400	Discover Financial Services	320,320
57,500	Merrill Lynch & Co., Inc	4,098,600
55,000	Morgan Stanley & Co	3,465,000

	Health Care - 23.9%
65,400	Amgen, Inc.*	3,699,678
58,000	Biogen Idec Inc*	3,847,140
61,500	Boston Scientific Corp*	857,925
20,000	Genentech Inc*	1,560,400
37,000	Genzyme Corp*	2,292,520
49,900	Health Management Associates, Inc.	346,306
35,000	Medtronic Inc	1,974,350
125,000	Mylan, Inc*	1,995,000
23,000	Patterson Cos, Inc	888,030
109,800	Pfizer Inc	2,682,414
85,000	UnitedHealth Group	4,116,550
57,000	Varian Medical Systems	2,387,730

	Insurance - 1.4%
50,000	MGIC Investment Corp.	1,615,500

	Software - 3.5%
70,000	ACI Worldwide Inc	1,564,500
120,000	Symantec Corp*	2,325,600

	Technology - 16.0%
47,000	Altera Corp	1,131,760
60,000	Applied Materials, Inc.	1,242,000
80,000	Cisco Systems, Inc.*	2,648,800
100,000	Dell Inc*	2,760,000
190,500	Flextronics International Ltd.*	2,129,790
71,000	Linear Technology Corp	2,484,290
96,000	Qlogic Corp*	1,291,200
30,000	Qualcomm Inc	1,267,800
40,000	Xilinx Inc	1,045,600
50,000	Zebra Technologies Corp-Class A*	1,824,500

	Total Long-Term Investments
	(Cost $118,548,958)	$112,134,945

* Non-income producing.

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written - (7.1%)	Date	Price	Value
500	Abercrombie & Fitch Co-Class A	November 2007	$ 72.50	$ (505,000)
126	ACI Worldwide Inc	October 2007	25.00	(2,205)
329	ACI Worldwide Inc	November 2007	30.00	(1,645)
180	ACI Worldwide Inc	November 2007	35.00	(900)
65	ACI Worldwide Inc	February 2008	30.00	(3,900)
200	Affiliated Managers Group Inc	December 2007	110.00	(418,000)
270	Altera Corp	January 2008	20.00	(126,900)
200	Altera Corp	March 2008	25.00	(37,000)
401	American Eagle Outfitters, Inc	January 2008	25.00	(132,330)
394**	American Eagle Outfitters, Inc	January 2008	26.625	(143,318)
200	American Eagle Outfitters, Inc	January 2008	30.00	(25,500)
445	Amgen, Inc	October 2007	57.50	(42,720)
54	Amgen, Inc	January 2008	65.00	(3,645)
155	Amgen, Inc	April 2008	60.00	(52,700)
170	Apache Corp	January 2008	70.00	(361,250)
60	Apache Corp	January 2008	80.00	(75,900)
600	Applied Materials, Inc	January 2008	20.00	(114,000)
480	Bed Bath & Beyond, Inc	November 2007	40.00	(6,000)
200	Bed Bath & Beyond, Inc	January 2008	37.50	(24,500)
270	Best Buy Co, Inc	December 2007	45.00	(86,400)
300	Best Buy Co, Inc	December 2007	50.00	(28,500)
100**	Best Buy Co, Inc	January 2008	53.375	(6,750)
150	Best Buy Co, Inc	January 2008	47.50	(32,250)
580	Biogen Idec Inc	January 2008	50.00	(1,015,000)
615	Boston Scientific Corp	October 2007	12.50	(98,400)
250	Capital One Financial Corp	December 2007	75.00	(33,125)
127	Capital One Financial Corp	January 2008	70.00	(48,895)
500	Cisco Systems, Inc	January 2008	27.50	(318,750)
100	Cisco Systems, Inc	April 2008	35.00	(21,650)
150	Countrywide Financial Corp	October 2007	17.50	(31,500)
300	Countrywide Financial Corp	October 2007	20.00	(21,750)
400	Countrywide Financial Corp	January 2008	25.00	(30,000)
404	Dell Inc	November 2007	27.50	(54,540)
596	Dell Inc	January 2008	27.50	(123,670)
500	eBay Inc	January 2008	32.50	(380,000)
450	eBay Inc	January 2008	35.00	(252,000)
1,905	Flextronics International Ltd.	January 2008	12.50	(73,343)
26	Genentech Inc	December 2007	80.00	(7,410)
174	Genentech Inc	January 2008	75.00	(113,100)
170	Genzyme Corp	January 2008	65.00	(47,600)
200	Genzyme Corp	January 2008	70.00	(24,500)
30	Google, Inc-Class A	January 2008	500.00	(249,300)
499	Health Management Associates, Inc	October 2007	7.50	(2,495)
900	Home Depot, Inc	November 2007	37.50	(18,000)
1,030	Intuit Inc	January 2008	32.50	(113,300)
710	Linear Technology Corp	January 2008	35.00	(152,650)
1,000	Lowe's Cos, Inc	January 2008	32.50	(47,500)
100	Lowe's Cos, Inc	January 2008	30.00	(11,250)
350	Medtronic Inc	November 2007	52.50	(157,500)
575	Merrill Lynch & Co, Inc	January 2008	80.00	(120,750)
300	MGIC Investment Corp	December 2007	35.00	(74,250)
200	MGIC Investment Corp	January 2008	40.00	(27,500)
228	Morgan Stanley***	October 2007	75.00	(24,510)
242	Morgan Stanley	January 2008	65.00	(87,120)
80	Morgan Stanley	January 2008	90.00	(3,600)
328	Mylan, Inc	January 2008	15.00	(64,780)
776	Mylan, Inc	January 2008	17.50	(56,260)
46	Mylan, Inc	April 2008	17.50	(5,750)
230	Patterson Cos, Inc	October 2007	35.00	(87,400)
374	Pfizer Inc	December 2007	27.50	(6,545)
562	Pfizer Inc	January 2008	25.00	(51,985)
150	Powershares QQQQ	October 2007	46.00	(84,525)
450	Powershares QQQQ	October 2007	48.00	(167,850)
300	Qlogic Corp	October 2007	12.50	(31,500)
460	Qlogic Corp	January 2008	12.50	(82,800)
300	Qualcomm Inc	January 2008	40.00	(133,500)
300	Symantec Corp	October 2007	17.50	(60,000)
900	Symantec Corp	January 2008	20.00	(103,500)
100	Target Corp	January 2008	60.00	(71,000)
500	Target Corp	January 2008	65.00	(215,000)
50	Unit Corp	March 2008	50.00	(18,750)
270	UnitedHealth Group	January 2008	55.00	(17,550)
280	UnitedHealth Group	January 2008	50.00	(60,200)
150	UnitedHealth Group	March 2008	55.00	(18,000)
473	Varian Medical Systems Inc	November 2007	45.00	(34,293)
1,000	Williams-Sonoma Inc	November 2007	32.50	(192,500)
400	Xilinx Inc	January 2008	25.00	(108,000)
500	Zebra Technologies Corp. - CL A	February 2008	35.00	(190,000)
	Total Call Options Written
	(Premiums Received $7,888,573)			$(7,877,958)

** 150 shares per contract
***Due to spin-off, 100 shares of Morgan Stanley and 50 shares Discover Financial Services per contract
Contracts
(100 shares		Expiration Date	Exercise	Market Value
per contract)	Put Options Written - (0.1%)		Price
480	American Eagle Outfitters, Inc	November 2007	25.00	(45,600)
750	Mylan Laboratories Inc	January 2008	15.00	(54,375)

Total Put Options Written	(Premiums Received $173,314)			$(99,975)
Short-term Note - 2.7%
United States Treasury Note issued 11/30/2005 at 4.25%, due 11/30/2007
Proceeds at maturity are $3,000,000 (Cost $2,996,817)	3,002,112

Repurchase Agreement - 4.1%
Morgan Stanley issued 9/28/07 at 3.80%, due
10/2/07, collateralized by $4,625,216 in United
States Treasury Notes due 6/30/11. Proceeds at
maturity are $4,531,435 (Cost $4,530,000).	4,530,000

Total Investments - 107.4%
(Cost $126,075,775)	119,667,057
Liabilities less cash and other assets - (0.2%)	(247,965)
Total Call Options Written - (7.1%)	(7,877,958)
Total Put Options Written - (0.1%)	(99,975)
Net Assets - 100%	$111,441,159

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  October 24, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: October 24, 2007